SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accrued salaries and related expenses	$ 9,155	$ 8,702
Accrued sales returns and damages	2,723	2,527
Accrued interest	1,424	1,357
Accrued distribution fees	0	590
Accrued professional services	3,832	2,901
Total	19,560	23,698
Related Party
Related Party Transaction [Line Items]
Related party liability	0	5,856
Total		5,900
Nonrelated Party
Related Party Transaction [Line Items]
Related party liability	$ 2,426	$ 1,765